Capital Stock Transactions	12 Months Ended
Dec. 31, 2018
Capital Stock Transactions [Abstract]
Capital Stock Transactions

19.  Capital Stock Transactions

We repurchased the following capital stock:

	For the Years Ended December 31,
	2018	2017	2016
Total cost of repurchased shares (in thousands):	$158,884	$94,640	$102,313
Shares repurchased	561,146	500,000	780,134
Weighted average price per share	$283.14	$189.28	$131.15

   In March 2018, the Board of Directors authorized an additional $150.0 million for stock repurchase under the February 2011 repurchase program.  We currently have $46.6 million of authorization remaining under this share purchase plan.